UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number 811-07760
                                                     ---------

                        KEELEY Small Cap Value Fund, Inc.
                        ---------------------------------
               (Exact name of registrant as specified in charter)

                            401 South LaSalle Street
                                   Suite 1201
                             Chicago, Illinois 60605
               (Address of principal executive offices) (Zip code)

                                                   Copy to:
         John L. Keeley, Jr.                       Stephen E. Goodman
         Keeley Asset Management Corp.             Meltzer Purtill & Stelle LLC
         401 South LaSalle Street                  1515 East Woodfield Road
         Suite 1201                                Schaumburg, Illinois  60173
         Chicago, Illinois 60605

                    (Name and address of agents for service)

        Registrant's telephone number, including area code: (312)786-5000
                                                            -------------

                      Date of fiscal year end: September 30
                                               ------------
                     Date of reporting period: June 30, 2005
                                               -------------

ITEM 1.  SCHEDULE OF INVESTMENTS


                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)


     NUMBER
    OF SHARES                                                            VALUE
--------------                                                    --------------
              COMMON STOCKS                           95.97%

              AEROSPACE/DEFENSE                        2.13%
    259,000   GenCorp, Inc.                                           $4,988,340
      1,350   Moog, Inc., Class A*                                        42,512
     70,500   Moog, Inc., Class B*                                     2,245,425
    156,000   Teledyne Technologies, Inc.*                             5,082,480
                                                                    ------------
                                                                      12,358,757
                                                                    ------------
              AUTO PARTS AND EQUIPMENT                 1.36%
    265,000   Tenneco Automotive, Inc.*                                4,409,600
    247,500   Titan International, Inc.                                3,460,050
                                                                    ------------
                                                                       7,869,650
                                                                    ------------

              BANKS                                    1.00%
     82,000   PrivateBancorp, Inc.                                     2,901,160
     56,000   Wintrust Financial Corp.                                 2,931,600
                                                                    ------------
                                                                       5,832,760
                                                                    ------------

              BUILDING MATERIALS                       1.34%
    126,000   Texas Industries, Inc.                                   7,084,980
    106,000   U.S. Concrete, Inc.*                                       685,820
                                                                    ------------
                                                                       7,770,800
                                                                    ------------

              COAL                                     2.41%
    208,000   Alpha Natural Resources, Inc.*                           4,967,040
    200,000   Foundation Coal Holdings, Inc.                           5,188,000
    101,500   Massey Energy Co.                                        3,828,580
                                                                    ------------
                                                                      13,983,620
                                                                    ------------

              COMMERCIAL SERVICES                      4.97%
    200,000   Adesa, Inc.                                              4,354,000
    472,500   Cenveo, Inc.*                                            3,572,100
    112,000   Interactive Data Corp.                                   2,327,360
    220,000   Midas, Inc.*                                             5,060,000
    213,000   PHH Corp.*                                               5,478,360
    227,100   Standard Parking Corp.*                                  3,698,324
    237,500   Wright Express Corp.*                                    4,386,625
                                                                    ------------
                                                                      28,876,769
                                                                    ------------

              DISTRIBUTION / WHOLESALE                 0.74%
    137,000   WESCO International, Inc.*                               4,299,060
                                                                    ------------

See notes to the schedule of investments.

                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)


     NUMBER
    OF SHARES                                                            VALUE
--------------                                                    --------------
              DIVERSIFIED FINANCIAL SERVICES           2.59%
     50,000   CIT Group, Inc.                                         $2,148,500
    414,400   Epoch Holding Corp.*                                     1,781,920
     46,500   Jefferies Group, Inc.                                    1,761,885
    465,000   LaBranche & Co., Inc.*                                   2,929,500
    240,000   SWS Group, Inc.                                          4,123,200
    490,000   Van der Moolen Holding N.V. ADR                          2,307,900
                                                                    ------------
                                                                      15,052,905
                                                                    ------------

              ELECTRIC                                 3.84%
    130,000   Allegheny Energy, Inc.*                                  3,278,600
    820,000   Aquila, Inc.*                                            2,960,200
    175,000   CenterPoint Energy, Inc.                                 2,311,750
    255,000   CMS Energy Corp.*                                        3,840,300
    160,000   Duquesne Light Holdings, Inc.                            2,988,800
     91,000   Florida Public Utilities Co.                             1,729,910
    195,000   Reliant Energy, Inc.*                                    2,414,100
    115,000   Westar Energy, Inc.                                      2,763,450
                                                                    ------------
                                                                      22,287,110
                                                                    ------------

              ELECTRICAL COMPONENTS & EQUIPMENT        2.40%
     55,000   Ametek, Inc.                                             2,301,750
    350,000   General Cable Corp.*                                     5,190,500
    166,800   Lamson & Sessions Co.*                                   1,971,576
    252,500   Superior Essex, Inc.*                                    4,471,775
                                                                    ------------
                                                                      13,935,601
                                                                    ------------

              ELECTRONICS                              1.62%
    235,000   Methode Electronics, Inc., Class A                       2,789,450
     85,000   Thomas & Betts Corp.*                                    2,400,400
    126,000   Watts Water Technologies, Inc.                           4,219,740
                                                                    ------------
                                                                       9,409,590
                                                                    ------------

              ENERGY - ALTERNATE SOURCES               2.07%
    666,520   Danielson Holdings Corp.*                                8,111,548
    275,000   KFX, Inc.*                                               3,929,750
                                                                    ------------
                                                                      12,041,298
                                                                    ------------

              ENGINEERING AND CONSTRUCTION             2.52%
    158,500   Chicago Bridge & Iron Co. N.V.                           3,623,310
    311,000   Foster Wheeler, Ltd.*                                    6,114,260
    232,500   McDermott International, Inc.*                           4,882,500
                                                                    ------------
                                                                      14,620,070
                                                                    ------------

See notes to the schedule of investments.

                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)


     NUMBER
    OF SHARES                                                            VALUE
--------------                                                    --------------
              ENTERTAINMENT                            2.20%
    225,000   Bluegreen Corp.*                                        $3,917,250
    224,500   Pinnacle Entertainment, Inc.*                            4,391,220
    160,000   Vail Resorts, Inc.*                                      4,496,000
                                                                    ------------
                                                                      12,804,470
                                                                    ------------

              ENVIRONMENTAL CONTROL                    0.66%
    435,000   Calgon Carbon Corp.                                      3,849,750
                                                                    ------------

              FOOD                                      2.39%
    185,000   Chiquita Brands International, Inc.                      5,080,100
    125,000   Flowers Foods, Inc.                                      4,420,000
    106,000   Ralcorp Holdings, Inc.                                   4,361,900
                                                                    ------------
                                                                      13,862,000
                                                                    ------------

              FOREST PRODUCTS AND PAPER                2.07%
     77,500   Deltic Timber Corp.                                      2,947,325
    212,000   Longview Fibre Co.                                       4,356,600
    152,000   Neenah Paper, Inc.                                       4,707,440
                                                                    ------------
                                                                      12,011,365
                                                                    ------------

              HAND/MACHINE TOOLS                       0.85%
    170,000   Regal-Beloit Corp.                                       4,957,200
                                                                    ------------

              HEALTHCARE - PRODUCTS                    0.73%
    112,000   Sybron Dental Specialties, Inc.*                         4,213,440
                                                                    ------------

              HEALTHCARE - SERVICES                    0.47%
    192,000   Emeritus Corp.*                                          2,714,880
                                                                    ------------

              HOLDING COMPANIES - DIVERSIFIED          1.43%
     90,000   Leucadia National Corp.                                  3,476,700
    278,000   National Patent Development Corp.*                         708,900
    102,000   Walter Industries, Inc.                                  4,100,400
                                                                    ------------
                                                                       8,286,000
                                                                    ------------

              HOME BUILDERS                            3.11%
    415,000   Champion Enterprises, Inc.*                              4,125,100
    430,000   Fleetwood Enterprises, Inc.*                             4,364,500
    148,000   Levitt Corp.                                             4,428,160
    160,000   WCI Communities, Inc.*                                   5,124,800
                                                                    ------------
                                                                      18,042,560
                                                                    ------------

See notes to the schedule of investments.

                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)


     NUMBER
    OF SHARES                                                            VALUE
--------------                                                    --------------
              HOUSEHOLD PRODUCTS                       0.56%
    170,000   Water Pik Technologies, Inc.*                           $3,238,500

              INSURANCE                                3.29%
    262,500   Conseco, Inc.*                                           5,727,750
    402,500   Crawford & Co.                                           2,986,550
     54,000   Fidelity National Financial, Inc.                        1,927,260
    380,000   Meadowbrook Insurance Group, Inc.*                       1,991,200
    335,000   The Phoenix Companies, Inc.                              3,986,500
     50,000   Unitrin, Inc.                                            2,455,000
                                                                    ------------
                                                                      19,074,260
                                                                    ------------

              IRON/STEEL                               2.12%
    183,000   Allegheny Technologies, Inc.                             4,036,980
    250,000   Oregon Steel Mills, Inc.*                                4,302,500
    280,000   Ryerson Tull, Inc.                                       3,995,600
                                                                    ------------
                                                                      12,335,080
                                                                    ------------

              LODGING                                  4.38%
   160,000    Aztar Corp.*                                             5,480,000
   117,000    Gaylord Entertainment Co.*                               5,439,330
   475,000    La Quinta Corp.*                                         4,431,750
   196,000    Marcus Corp.                                             4,159,120
   186,000    Orient-Express Hotels, Ltd.                              5,890,620
                                                                    ------------
                                                                      25,400,820
                                                                    ------------

              MACHINERY - CONSTRUCTION AND MINING      1.73%
    125,000   Bucyrus International, Inc.                              4,747,500
     80,000   Joy Global, Inc.                                         2,687,200
     66,000   Terex Corp.*                                             2,600,400
                                                                    ------------
                                                                      10,035,100
                                                                    ------------

              MACHINERY - DIVERSIFIED                  4.17%
    152,000   Flowserve Corp.*                                         4,599,520
    132,000   Gardner Denver, Inc.*                                    4,630,560
    500,000   Global Power Equipment Group, Inc.*                      3,975,000
    105,000   Manitowoc Company, Inc.                                  4,307,100
    108,000   Sauer-Danfoss, Inc.                                      1,919,160
    222,000   Wabtec Corp.                                             4,768,560
                                                                    ------------
                                                                      24,199,900
                                                                    ------------

              MEDIA                                    0.69%
    230,000   Journal Register Co.*                                    4,027,300
                                                                    ------------

See notes to the schedule of investments.

                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)


     NUMBER
    OF SHARES                                                            VALUE
--------------                                                    --------------
              METAL FABRICATE/HARDWARE                 2.83%
    302,500   AM Castle & Co.*                                        $4,676,650
    190,000   CIRCOR International, Inc.                               4,687,300
    170,000   Commercial Metals Co.                                    4,049,400
    130,000   Timken Co.                                               3,003,000
                                                                    ------------
                                                                      16,416,350
                                                                    ------------

              MINING                                   1.65%
    302,500   Brush Engineered Materials, Inc.*                        4,313,650
    160,000   Compass Minerals International, Inc.                     3,744,000
    118,800   Oglebay Norton Co.*                                      1,508,760
                                                                    ------------
                                                                       9,566,410
                                                                    ------------

              MISCELLANEOUS MANUFACTURING              3.79%
    100,000   The Brink's Co.                                          3,600,000
    128,000   EnPro Industries, Inc.*                                  3,695,360
    160,000   Freightcar America, Inc*                                 3,172,800
    243,000   GP Strategies Corp.*                                     1,978,020
    285,000   Hexcel Corp.*                                            4,822,200
    440,000   Jacuzzi Brands, Inc.*                                    4,721,200
                                                                    ------------
                                                                      21,989,580
                                                                    ------------

              OIL AND GAS                             10.83%
    270,000   Carrizo Oil & Gas, Inc.*                                 4,606,200
    133,000   Cimarex Energy Co.*                                      5,175,030
    205,000   Comstock Resources, Inc.*                                5,184,450
    104,000   Encore Acquisition Co.*                                  4,264,000
    227,500   Goodrich Petroleum Corp.*                                4,681,950
    267,500   KCS Energy, Inc.*                                        4,646,475
    765,000   Parker Drilling Co.*                                     5,362,650
    100,000   Pioneer Drilling Co.*                                    1,526,000
    112,000   Plains Exploration & Production Co.*                     3,979,360
     90,000   Quicksilver Resources, Inc.*                             5,753,700
    187,500   Range Resources Corp.                                    5,043,750
    130,000   Remington Oil & Gas Corp.*                               4,641,000
     97,000   Spinnaker Exploration Co.*                               3,442,530
    126,000   Whiting Petroleum Corp.*                                 4,575,060
                                                                    ------------
                                                                      62,882,155
                                                                    ------------
See notes to the schedule of investments.

                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)


     NUMBER
    OF SHARES                                                            VALUE
--------------                                                    --------------
              OIL AND GAS SERVICES                     3.11%
    124,500   FMC Technologies, Inc.*                                 $3,980,265
    135,000   Universal Compression Holdings, Inc.*                    4,892,400
    175,000   Veritas DGC, Inc.*                                       4,854,500
    302,500   Willbros Group, Inc.*                                    4,331,800
                                                                    ------------
                                                                      18,058,965
                                                                    ------------

              PACKAGING AND CONTAINERS                 0.76%
    310,000   Crown Holdings, Inc.*                                    4,411,300
                                                                    ------------

              PIPELINES                                1.35%
    280,000   El Paso Corp.                                            3,225,600
    132,000   Western Gas Resources, Inc.                              4,606,800
                                                                    ------------
                                                                       7,832,400
                                                                    ------------

              REAL ESTATE                              0.63%
     45,000   The St. Joe Co.                                          3,669,300
                                                                    ------------

              RETAIL                                   5.52%
    280,000   AFC Enterprises, Inc.                                    3,690,400
    180,000   Dillard's, Inc.                                          4,215,600
    115,000   Eddie Bauer Holdings, Inc.*                              3,260,250
     85,000   IHOP Corp.                                               3,688,150
    267,000   Movado Group, Inc.                                       5,040,960
     87,717   Stage Stores, Inc.*                                      3,824,461
    195,000   The Steak n Shake Co.*                                   3,630,900
    243,200   Triarc Companies, Inc.                                   3,915,520
     54,000   Triarc Companies, Inc., Class B                            802,440
                                                                    ------------
                                                                      32,068,681
                                                                    ------------

              SAVINGS AND LOANS                        2.37%
    225,000   BankAtlantic Bancorp, Inc.                               4,263,750
    122,500   Citizens First Bancorp, Inc.                             2,529,625
    165,000   Home Federal Bancorp, Inc.                               2,036,100
    175,000   NewAlliance Bancshares, Inc.                             2,458,750
     90,000   TierOne Corp.                                            2,441,700
                                                                    ------------
                                                                      13,729,925
                                                                    ------------

              SOFTWARE                                 0.80%
    242,000   MoneyGram International, Inc.                            4,627,040
                                                                    ------------

See notes to the schedule of investments.

                        KEELEY SMALL CAP VALUE FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)


     NUMBER
    OF SHARES                                                            VALUE
--------------                                                    --------------
              TRANSPORTATION                           1.55%
    242,500   Kansas City Southern*                                   $4,893,650
    112,000   Laidlaw International, Inc.                              2,699,200
    101,000   Providence and Worcester Railroad Co.                    1,428,140
                                                                    ------------
                                                                       9,020,990
                                                                    ------------

              TRUCKING AND LEASING                     0.94%
    102,000   Amerco, Inc.*                                            5,462,100
                                                                    ------------

              TOTAL COMMON STOCKS
              (cost $462,907,331)                                    557,125,811
                                                                    ------------

PRINCIPAL
 AMOUNT
-----------
              SHORT-TERM INVESTMENTS                   3.72%

$10,057,600   American Family Demand Note, 2.95%                      10,057,600
 11,524,200   US Bank Demand Note, 3.08%                              11,524,200
                                                                    ------------

              TOTAL SHORT-TERM INVESTMENTS
              (cost $21,581,800)                                      21,581,800
                                                                    ------------

              TOTAL INVESTMENTS                       99.69%
              (cost $484,489,131)                                    578,707,611


              Other Assets less Liabilities            0.31%           1,800,717
                                                                    ------------

              NET ASSETS                             100.00%        $580,508,328
                                                                    ============


                             * NON-INCOME PRODUCING.

                      PERCENTAGES ARE BASED ON NET ASSETS.


                   See notes to the schedule of investments.

                        KEELEY SMALL CAP VALUE FUND, INC.
                      NOTES TO THE SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)


1.   ORGANIZATION

          The KEELEY Small Cap Value Fund, Inc. (the "Fund") was incorporated on May 17, 1993 as a Maryland corporation and is registered as a diversified open-end investment company under the Investment Company Act of 1940 (the "1940 Act").

2.   SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

          a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price each day on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of last sale price, or closing over-the-counter bid prices when there is no last sale price available. Debt securities (other than short-term obligations) are valued by a service that used electronic data processing methods, avoiding exclusive reliance on exchange or over-the-counter prices. Debt securities purchased within 60 days of their stated maturity date are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. For each investment that is fair valued, the Board of Directors considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

          b)   Other - Investment transactions are recorded on the trade date.

3.   FEDERAL INCOME TAX INFORMATION

         At June 30, 2005, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

             Cost of Investments                                  $484,647,162
                                                                  ============

             Gross Unrealized Appreciation                        $105,918,557
             Gross Unrealized Depreciation                         (11,858,108)
                                                                 --------------
             Net Unrealized Appreciation on Investments          $  94,060,449
                                                                 =============

         The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEELEY Small Cap Value Fund, Inc.

By:    /s/ John L. Keeley Jr.
       ----------------------
       John L. Keeley, Jr.
       President

Date:  August 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ John L. Keeley Jr.
       ----------------------
       John L. Keeley, Jr.
       President

Date:  August 25, 2005

By:    /s/ Emily Viehweg
       ------------------
       Emily Viehweg
       Treasurer

Date:  August 25, 2005